SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details Narrative) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Statement [Line Items]
Common Shares Issued	9,953,995		9,338,685
Gross proceeds on cash commission	$ 1,032		$ 268
Professional fees	$ 570
Cash commission percentage	2.75%		2.75%
Issuance shares costs			$ 360
Net proceeds from cash commission	$ 36,506		9,464
Proceeds from gross prospectus supplement	37,538		$ 9,732
Fair Value Of Stock Options Granted, Share-based Payments	1,384	$ 991
Share-based payments for fair value of RSUs vested	$ 1,463	$ 610
Share Capital One [Member]
Statement [Line Items]
Issued common shares upon exercise of RSUs	1,308,296		1,197,709
Share capital fair value	$ 1,008		$ 1,018
Share capital of RSUs forfeit for withholding taxes	$ 342
Share Capital Two [Member]
Statement [Line Items]
Common Shares Issued	2,562,615		1,301,000
Issued common shares upon exercise of RSUs	2,839,750		1,301,000
Share capital fair value	$ 3,165		$ 1,515
Share capital of RSUs forfeit for withholding taxes. shares	277,135
Cash proceeds	$ 1,660		986
Fair value upon issuance of share capital	$ 1,505		$ 529